CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Jun. 24, 2015	Jun. 25, 2014	Jun. 26, 2013
Revenues [Abstract]
Company sales	$ 2,904,746	$ 2,823,069	$ 2,766,618
Franchise and other revenues	97,532	86,426	83,100
Total revenues	3,002,278	2,909,495	2,849,718
Operating Costs and Expenses:
Cost of sales	775,063	758,028	758,377
Restaurant labor	929,206	905,589	892,413
Restaurant expenses	703,334	686,314	658,834
Company restaurant expenses	2,407,603	2,349,931	2,309,624
Depreciation and amortization	145,242	136,081	131,481
General and administrative	133,467	132,094	134,538
Other gains and charges	4,764	49,224	17,300
Total operating costs and expenses	2,691,076	2,667,330	2,592,943
Operating income	311,202	242,165	256,775
Interest expense	29,006	28,091	29,118
Other, net	(2,081)	(2,214)	(2,658)
Income before provision for income taxes	284,277	216,288	230,315
Provision for income taxes	87,583	62,249	66,956
Net income	$ 196,694	$ 154,039	$ 163,359
Basic net income per share:
Basic net income per share (in dollars per share)	$ 3.12	$ 2.33	$ 2.28
Diluted net income per share:
Diluted net income per share (in dollars per share)	$ 3.05	$ 2.26	$ 2.20
Basic weighted average shares outstanding (in shares)	63,072	66,251	71,788
Diluted weighted average shares outstanding (in shares)	64,404	68,152	74,158
Other Comprehensive Income (Loss)
Foreign Currency Translation Adjustment	$ (7,690)	$ (940)	$ 0
Other Comprehensive Loss	(7,690)	(940)	0
Comprehensive Income	$ 189,004	$ 153,099	$ 163,359
Dividends per share	$ 1.12	$ 0.96	$ 0.80